Business Combination and Acquisitions - Summary of pro forma information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Pro forma net sales		$ 584,270	$ 461,418
Pro forma net income (loss)		37,304	$ (8,799)
Baer, Brothers, AEM, Drake, Simpson and Detroit Speed [Member]
Business Acquisition [Line Items]
Pro forma net sales	$ 727,369	631,560
Pro forma net income (loss)	$ (8,464)	$ 31,435